Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued Liabilities
Note 13. Accrued Liabilities

Accrued liabilities consist of the following as of:

	December 31,
(In thousands)	2019	2018
Accrued payroll and related items	$5,267	$6,063
Customer returns and allowances	6,160	3,634
Taxes payable	705	2,138
Lease liabilities	2,453	-
Accrued interest	2,236	722
Other	10,817	11,326
Total	$27,638	$23,883